Investment in Securities (Amortized Cost Basis Amounts, Gross Unrealized Holding Gains, Gross Unrealized Holding Losses and Fair Values of Available-for-Sale Securities and Held-to-Maturity Securities in Each Major Security Type) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2019	Mar. 31, 2018
Schedule of Investments [Line Items]
Available-for-sale securities, Amortized cost		¥ 1,002,113
Available-for-sale securities, Gross unrealized gains		29,220
Available-for-sale securities, Gross unrealized losses		(15,856)
Available-for-sale securities, Fair value		1,015,477
Held-to-maturity securities, Amortized cost	¥ 114,061	113,891
Held-to-maturity securities, Fair value	144,326
Amortized cost	1,353,801	1,116,004
Gross unrealized gains	65,299	56,153
Gross unrealized losses	(10,530)	(15,856)
Fair value	1,408,570	1,156,301
Available-for-sale debt securities, Amortized cost	1,239,740
Available-for-sale debt securities, Gross unrealized gains	35,034
Available-for-sale debt securities, Gross unrealized losses	(10,530)
Available-for-sale debt securities, Fair value	1,264,244
Japanese Government Bond Securities
Schedule of Investments [Line Items]
Held-to-maturity securities, Amortized cost	114,061	113,891
Held-to-maturity securities, Gross unrealized gains	30,265	26,933
Held-to-maturity securities, Gross unrealized losses	0	0
Held-to-maturity securities, Fair value	144,326	140,824
Japanese and foreign government bond securities
Schedule of Investments [Line Items]
Available-for-sale securities, Amortized cost		271,866
Available-for-sale securities, Gross unrealized gains		11,383
Available-for-sale securities, Gross unrealized losses		(7,439)
Available-for-sale securities, Fair value		275,810
Available-for-sale debt securities, Amortized cost	416,218
Available-for-sale debt securities, Gross unrealized gains	20,133
Available-for-sale debt securities, Gross unrealized losses	(5,500)
Available-for-sale debt securities, Fair value	430,851
Japanese prefectural and foreign municipal bond securities
Schedule of Investments [Line Items]
Available-for-sale securities, Amortized cost		160,549
Available-for-sale securities, Gross unrealized gains		3,247
Available-for-sale securities, Gross unrealized losses		(560)
Available-for-sale securities, Fair value		163,236
Available-for-sale debt securities, Amortized cost	189,792
Available-for-sale debt securities, Gross unrealized gains	3,749
Available-for-sale debt securities, Gross unrealized losses	(236)
Available-for-sale debt securities, Fair value	193,305
Corporate debt securities
Schedule of Investments [Line Items]
Available-for-sale securities, Amortized cost		368,106
Available-for-sale securities, Gross unrealized gains		2,974
Available-for-sale securities, Gross unrealized losses		(4,605)
Available-for-sale securities, Fair value		366,475
Available-for-sale debt securities, Amortized cost	485,156
Available-for-sale debt securities, Gross unrealized gains	5,205
Available-for-sale debt securities, Gross unrealized losses	(2,364)
Available-for-sale debt securities, Fair value	487,997
CMBS and RMBS in the Americas
Schedule of Investments [Line Items]
Available-for-sale securities, Amortized cost		72,793
Available-for-sale securities, Gross unrealized gains		2,543
Available-for-sale securities, Gross unrealized losses		(1,160)
Available-for-sale securities, Fair value		74,176
Available-for-sale debt securities, Amortized cost	59,954
Available-for-sale debt securities, Gross unrealized gains	2,566
Available-for-sale debt securities, Gross unrealized losses	(1,041)
Available-for-sale debt securities, Fair value	61,479
Other asset-backed securities and debt securities
Schedule of Investments [Line Items]
Available-for-sale securities, Amortized cost		78,828
Available-for-sale securities, Gross unrealized gains		3,420
Available-for-sale securities, Gross unrealized losses		(66)
Available-for-sale securities, Fair value		82,182
Available-for-sale debt securities, Amortized cost	88,620
Available-for-sale debt securities, Gross unrealized gains	3,381
Available-for-sale debt securities, Gross unrealized losses	(1,389)
Available-for-sale debt securities, Fair value	¥ 90,612
Equity securities
Schedule of Investments [Line Items]
Available-for-sale securities, Amortized cost		49,971
Available-for-sale securities, Gross unrealized gains		5,653
Available-for-sale securities, Gross unrealized losses		(2,026)
Available-for-sale securities, Fair value		¥ 53,598